Pledged assets and collateral	12 Months Ended
Mar. 31, 2025
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2024 and 2025:

	2024	2025

	(in billions of yen)
Interest-bearing deposits in other banks	94	53
Trading account assets	12,331	13,688
Investments	15,081	10,522
Loans	8,699	10,056
Other assets	2,699	2,047

Total	38,904	36,366

The associated liabilities collateralized by the above assets at March 31, 2024 and 2025 are summarized below:

	2024	2025

	(in billions of yen)
Deposits	217	844
Payables under repurchase agreements	17,553	18,087
Payables under securities lending transactions	689	403
Other short-term borrowings	1,803	2,271
Long-term debt	2,490	576

Total	22,752	22,180

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2024 and 2025, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥70,593 billion and ¥69,851 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,734 billion and ¥1,735 billion at March 31, 2024 and 2025, respectively.
At March 31, 2024 and 2025, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥25,466 billion and ¥32,462 billion, respectively, of which ¥22,812 billion and ¥26,789 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale o
r
securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet, except for the securities received as collateral that the Group is permitted to sell or repledge in securities lending transactions where the Group acts as lender.